Borrowing Arrangements - Net carrying amount of borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing Arrangements
Total notes payable		$ 22,302	$ 6,500
Add: accretion of final interest payable		243
Less: unamortized debt discount		(708)	(104)
Total loan payable, noncurrent		11,351	4,418
TEMPO AUTOMATION INC
Borrowing Arrangements
Loan Payable, Current	$ 13,052	0
Loan Payable, Noncurrent	880
Loans Payable, Fair Value Disclosure	42,545	10,486
Total loan payable	43,425
Total notes payable		22,302
Add: accretion of final interest payable		243
Less: unamortized debt discount		(708)
Total loan payable, noncurrent	880	11,351	$ 4,418
SQN Equipment Loan | TEMPO AUTOMATION INC
Borrowing Arrangements
Loan Payable, Current	852
Loan Payable, Noncurrent	880
Total loan payable	940
Total notes payable	1,688	2,302
Add: accretion of final interest payable	93	56
Less: unamortized debt discount	(49)	(84)
Total loan payable, noncurrent	880	$ 1,490
LSA Term Loan | TEMPO AUTOMATION INC
Borrowing Arrangements
Loan Payable, Current	28,641
Total loan payable	28,641
Total notes payable	30,000
Less: unamortized debt discount	(1,359)
Total loan payable, noncurrent	28,641
LSA Convertible Note (fair value) | TEMPO AUTOMATION INC
Borrowing Arrangements
Loan Payable, Current	13,052
Total loan payable	$ 13,052